Document and Entity Information	Feb. 05, 2016
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Feb. 05, 2016
Document Effective Date	Feb. 05, 2016
Prospectus Date	Sep. 01, 2015
WHV International Equity Fund | Class A
Prospectus:
Trading Symbol	WHVAX
WHV International Equity Fund | Class I
Prospectus:
Trading Symbol	WHVIX
WHV International Equity Fund | Class C
Prospectus:
Trading Symbol	WHVCX